Intangible Assets, Net - Summary of Changes in Intangible Assets of Definite Life (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 1,990	$ 1,920	$ 1,920	$ 1,856
Additions	414	377
Disposals	(75)	(81)
Amortization for the period	(220)	(185)
Impairment (note 8)	(16)
Business combinations (note 5.1)	10
Foreign currency translations effect	$ (43)	$ (47)